Mineral Stream Interests - Disclosure of Gain on Disposal of Mineral Stream Interest (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Mineral Stream Interests [line items]
Gain on disposal of the San Dimas SPA	$ 245,715
San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Cash received	220,000
Total net proceeds from the disposal of the San Dimas SPA	381,000
Less: carrying value plus closing costs	(135,285)
Gain on disposal of the San Dimas SPA	245,715
San Dimas [member] | First Majestic [member]
Disclosure Of Mineral Stream Interests [line items]
Fair value of First Majestic shares received	151,000
San Dimas [member] | Goldcorp Inc. [member]
Disclosure Of Mineral Stream Interests [line items]
Fee from Goldcorp in exchange for release from the guarantee of deliveries relative to San Dimas	$ 10,000